Note 5 - Notes Payable (Details Textual) - USD ($)			12 Months Ended
	Apr. 17, 2020	Feb. 28, 2018	Dec. 31, 2020	Dec. 31, 2019
Proceeds from Notes Payable, Total			$ 170,200
Interest Expense, Total			143,524	4,495
Paycheck Protection Program CARES Act [Member]
Proceeds from Notes Payable, Total	$ 170,200
Interest Expense, Debt, Total			1,203
Senior Notes [Member]
Debt Instrument, Term (Year)		5 years
Proceeds from Notes Payable, Total		$ 50,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Long-Term Debt, Maturity, Year One			12,487
Long-Term Debt, Maturity, Year Two			13,126
Long-Term Debt, Maturity, Year Three			2,252
Interest Expense, Total			$ 1,727	$ 2,097